UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.3%
Aerospace - 3.2%
Precision Castparts Corp.	5,636	$1,435,772
Rolls-Royce Holdings PLC, “C”	101,455	1,979,701
United Technologies Corp.	33,260	3,792,305

		$7,207,778
Alcoholic Beverages - 4.5%
Carlsberg Group	16,112	$1,569,729
Diageo PLC	92,377	2,734,213
Heineken N.V.	17,503	1,068,421
Pernod Ricard S.A.	42,789	4,595,987

		$9,968,350
Apparel Manufacturers - 6.6%
Burberry Group PLC	61,977	$1,475,280
Cia. Hering S.A.	101,900	1,131,636
Compagnie Financiere Richemont S.A.	15,138	1,405,021
Li & Fung Ltd.	1,496,400	2,060,502
LVMH Moet Hennessy Louis Vuitton S.A.	32,078	5,717,285
NIKE, Inc., “B”	19,760	1,439,516
VF Corp.	23,387	1,366,970

		$14,596,210
Automotive - 0.6%
Johnson Controls, Inc.	27,240	$1,256,309

Broadcasting - 4.8%
Discovery Communications, Inc., “A” (a)	12,530	$999,643
Publicis Groupe	27,566	2,445,586
Time Warner, Inc.	46,000	2,890,180
Viacom, Inc., “B”	14,480	1,188,808
Walt Disney Co.	44,960	3,264,546

		$10,788,763
Brokerage & Asset Managers - 2.3%
BM&F Bovespa S.A.	586,500	$2,330,689
Franklin Resources, Inc.	52,211	2,715,494

		$5,046,183
Business Services - 8.4%
Accenture PLC, “A”	66,360	$5,300,837
Brenntag AG	12,207	2,107,338
Cognizant Technology Solutions Corp., “A” (a)	26,010	2,520,889
Compass Group PLC	330,210	4,942,487
Experian Group Ltd.	125,904	2,152,525
Intertek Group PLC	33,459	1,557,692

		$18,581,768
Chemicals - 0.7%
Monsanto Co.	14,586	$1,554,138

Computer Software - 2.1%
Dassault Systemes S.A.	15,067	$1,786,407
Oracle Corp.	78,580	2,899,602

		$4,686,009

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 2.6%
Apple, Inc.	1,868	$935,121
EMC Corp.	144,540	3,503,650
International Business Machines Corp.	7,880	1,392,238

		$5,831,009
Construction - 0.5%
Sherwin-Williams Co.	6,086	$1,115,320

Consumer Products - 4.5%
Colgate-Palmolive Co.	60,196	$3,685,801
Procter & Gamble Co.	39,220	3,005,036
Reckitt Benckiser Group PLC	43,990	3,299,741

		$9,990,578
Electrical Equipment - 7.1%
Amphenol Corp., “A”	15,610	$1,356,197
Danaher Corp.	53,960	4,014,084
Legrand S.A.	20,910	1,110,709
Mettler-Toledo International, Inc. (a)	10,484	2,582,209
Schneider Electric S.A.	13,824	1,116,615
Sensata Technologies Holding B.V. (a)	85,280	3,192,883
W.W. Grainger, Inc.	10,763	2,523,708

		$15,896,405
Electronics - 3.7%
Microchip Technology, Inc.	63,190	$2,834,703
Samsung Electronics Co. Ltd.	1,164	1,377,405
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	242,038	4,095,283

		$8,307,391
Energy - Independent - 1.0%
Occidental Petroleum Corp.	24,480	$2,143,714

Energy - Integrated - 0.5%
BG Group PLC	68,582	$1,152,223

Food & Beverages - 7.1%
Chr. Hansen Holding A.S.	42,567	$1,644,235
Groupe Danone	72,733	4,807,145
M. Dias Branco S.A. Industria e Comercio de Alimentos	23,500	803,475
Mead Johnson Nutrition Co., “A”	33,140	2,548,135
Nestle S.A.	61,848	4,488,610
PepsiCo, Inc.	17,700	1,422,372

		$15,713,972
Food & Drug Stores - 2.3%
CVS Caremark Corp.	48,140	$3,260,041
Jeronimo Martins SGPS S.A.	47,238	809,434
Sundrug Co. Ltd.	24,500	1,027,750

		$5,097,225
General Merchandise - 1.7%
Dollarama, Inc.	31,010	$2,338,801
Lojas Renner S.A.	29,200	670,696
Target Corp.	14,020	794,093

		$3,803,590

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 3.7%
Google, Inc., “A” (a)	4,919	$5,809,191
Naver Corp. (a)	1,948	1,232,758
Yahoo Japan Corp.	202,200	1,138,375

		$8,180,324
Machinery & Tools - 1.0%
Schindler Holding AG	14,770	$2,142,232

Major Banks - 1.0%
Standard Chartered PLC	107,612	$2,193,602

Medical & Health Technology & Services - 1.7%
Express Scripts Holding Co. (a)	50,540	$3,774,833

Medical Equipment - 5.9%
Abbott Laboratories	49,980	$1,832,267
DENTSPLY International, Inc.	67,560	3,117,218
Essilor International S.A.	9,709	975,935
Sonova Holding AG	17,288	2,375,873
Thermo Fisher Scientific, Inc.	25,200	2,901,528
Waters Corp. (a)	17,680	1,914,214

		$13,117,035
Metals & Mining - 1.2%
Rio Tinto PLC	50,430	$2,688,922

Oil Services - 2.6%
Saipem S.p.A.	48,440	$1,136,760
Schlumberger Ltd.	54,370	4,761,181

		$5,897,941
Other Banks & Diversified Financials - 6.6%
Credicorp Ltd.	17,478	$2,305,698
HDFC Bank Ltd.	189,691	1,875,151
Itau Unibanco Holding S.A., ADR	106,172	1,299,545
Julius Baer Group Ltd.	55,110	2,677,544
MasterCard, Inc., “A”	20,479	1,549,851
Sberbank of Russia, ADR	108,312	1,171,936
Visa, Inc., “A”	17,539	3,778,427

		$14,658,152
Pharmaceuticals - 3.8%
Allergan, Inc.	11,949	$1,369,355
Bayer AG	19,289	2,546,616
Johnson & Johnson	23,470	2,076,391
Zoetis, Inc.	84,270	2,558,437

		$8,550,799
Railroad & Shipping - 0.8%
Kuehne & Nagel International AG	13,230	$1,758,358

Restaurants - 2.1%
McDonald’s Corp.	25,428	$2,394,555
Whitbread PLC	35,717	2,202,406

		$4,596,961

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 3.1%
Croda International PLC	33,352	$1,322,436
Linde AG	11,864	2,248,137
Praxair, Inc.	17,783	2,217,896
Symrise AG	23,838	1,086,198

		$6,874,667
Specialty Stores - 0.9%
Industria de Diseno Textil S.A.	13,822	$2,063,640

Trucking - 0.7%
Expeditors International of Washington, Inc.	35,700	$1,458,702
Total Common Stocks		$220,693,103

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,329,501	$1,329,501
Total Investments		$222,022,604

Other Assets, Less Liabilities - 0.1%		201,152
Net Assets - 100.0%		$222,223,756

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$114,448,360	$—	$—	$114,448,360
United Kingdom	27,701,228	—	—	27,701,228
France	22,555,669	—	—	22,555,669
Switzerland	14,847,638	—	—	14,847,638
Germany	7,988,289	—	—	7,988,289
Brazil	6,236,041	—	—	6,236,041
Taiwan	4,095,283	—	—	4,095,283
Denmark	3,213,964	—	—	3,213,964
South Korea	—	2,610,163	—	2,610,163
Other Countries	10,894,690	6,101,778	—	16,996,468
Mutual Funds	1,329,501	—	—	1,329,501
Total Investments	$213,310,663	$8,711,941	$—	$222,022,604

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $8,711,941 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$177,742,215
Gross unrealized appreciation	50,175,851
Gross unrealized depreciation	(5,895,462)
Net unrealized appreciation (depreciation)	$44,280,389

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,047,635	9,111,494	(9,829,628)	1,329,501

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$294	$1,329,501

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	51.5%
United Kingdom	12.5%
France	10.5%
Switzerland	6.8%
Germany	3.7%
Brazil	3.0%
Taiwan	1.6%
Denmark	1.5%
Japan	1.2%
Other Countries	7.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

January 31, 2014

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 64.2%
Asset-Backed & Securitized - 1.3%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040 (z)	$411,367	$220,055
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	34,616	35,488
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.76%, 2039	638,126	708,627
Crest Ltd., CDO, 7%, 2040 (a)(p)	518,891	25,945
Falcon Franchise Loan LLC, FRN, 8.774%, 2023 (i)(z)	654,371	56,865
Falcon Franchise Loan LLC, FRN, 13.873%, 2025 (i)(z)	258,501	87,632
First Union-Lehman Brothers Bank of America, FRN, 0.609%, 2035 (i)	4,392,808	86,565
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	51,667	51,735
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	970,000	968,642
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.813%, 2049	1,280,263	1,330,580
KKR Financial CLO Ltd., “C”, FRN, 1.691%, 2021 (n)	523,730	506,834
Morgan Stanley Capital I, Inc., FRN, 1.485%, 2039 (i)(z)	2,508,228	16,705

		$4,095,673
Automotive - 0.6%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$1,257,000	$1,258,815
TRW Automotive, Inc., 4.45%, 2023 (n)	797,000	773,090

		$2,031,905
Biotechnology - 0.4%
Life Technologies Corp., 6%, 2020	$960,000	$1,121,281

Broadcasting - 0.5%
CBS Corp., 5.75%, 2020	$260,000	$295,618
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	103,625
Myriad International Holdings B.V., 6%, 2020 (n)	524,000	550,200
News America, Inc., 8.5%, 2025	415,000	540,640

		$1,490,083
Brokerage & Asset Managers - 0.7%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$940,000	$998,407
TD Ameritrade Holding Corp., 5.6%, 2019	1,045,000	1,214,147

		$2,212,554
Building - 0.4%
CRH PLC, 8.125%, 2018	$590,000	$730,545
Owens Corning, Inc., 4.2%, 2022	385,000	380,335

		$1,110,880
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$490,000	$497,633

Cable TV - 1.0%
Cox Communications, Inc., 3.25%, 2022 (n)	$1,138,000	$1,065,425
DIRECTV Holdings LLC, 5.875%, 2019	370,000	425,217
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	618,000	608,579
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,087,916

		$3,187,137
Chemicals - 0.7%
Dow Chemical Co., 8.55%, 2019	$1,410,000	$1,814,186
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	361,651

		$2,175,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.2%
Oracle Corp., 5.375%, 2040	$607,000	$672,167

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 2018 (n)	$416,000	$424,320

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	$207,000	$198,720

Consumer Products - 0.6%
Mattel, Inc., 5.45%, 2041	$478,000	$504,328
Newell Rubbermaid, Inc., 4.7%, 2020	796,000	859,179
Tupperware Brands Corp., 4.75%, 2021	485,000	497,714

		$1,861,221
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 2017 (n)	$353,000	$353,276

Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,375,104
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	445,969

		$1,821,073
Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3%, 2018	$344,000	$350,795
Ericsson, Inc., 4.125%, 2022	670,000	673,042

		$1,023,837
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$275,000	$268,139

Emerging Market Quasi-Sovereign - 2.8%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$218,000	$201,650
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	254,000	247,333
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	204,000	198,499
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	510,423
Comision Federal de Electricidad, 5.75%, 2042 (n)	639,000	592,673
Gaz Capital S.A., 3.85%, 2020 (n)	721,000	684,950
Gaz Capital S.A., 5.999%, 2021 (n)	570,000	590,663
Gaz Capital S.A., 4.95%, 2028 (n)	615,000	528,900
Instituto Costarricense, 6.375%, 2043 (n)	208,000	169,728
Korea Gas Corp., 2.25%, 2017 (n)	700,000	703,739
Pertamina PT, 6%, 2042 (n)	201,000	161,303
Petroleos Mexicanos, 5.5%, 2021	542,000	577,230
Petroleos Mexicanos, 4.875%, 2022	344,000	349,885
Petroleos Mexicanos, 4.875%, 2024 (z)	53,000	52,748
Petroleos Mexicanos, 6.5%, 2041	292,000	298,607
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	192,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	460,130	488,888
Rosneft, 3.149%, 2017 (n)	432,000	434,246
Rosneft, 4.199%, 2022 (n)	719,000	649,796
Sberbank of Russia, 6.125%, 2022 (n)	285,000	297,113
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	518,000	463,413
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	426,000	364,142
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	200,000	194,930

		$8,952,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.7%
Oriental Republic of Uruguay, 4.5%, 2024	$86,000	$84,818
Republic of Colombia, 6.125%, 2041	210,000	218,925
Republic of Hungary, 5.375%, 2023	82,000	80,155
Republic of Indonesia, 4.875%, 2021 (n)	200,000	197,250
Republic of Philippines, 5.5%, 2026	200,000	220,000
Republic of Philippines, 6.375%, 2034	300,000	357,000
Republic of Romania, 4.375%, 2023 (n)	60,000	56,925
Republic of Romania, 4.875%, 2024 (z)	58,000	57,142
Republic of Slovakia, 4.375%, 2022 (n)	600,000	624,000
Russian Federation, 4.875%, 2023 (n)	200,000	200,500
Russian Federation, 5.625%, 2042 (n)	200,000	194,300

		$2,291,015
Energy - Independent - 0.3%
EQT Corp., 4.875%, 2021	$431,000	$454,915
Hess Corp., 8.125%, 2019	270,000	338,623

		$793,538
Energy - Integrated - 1.2%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$298,391
BP Capital Markets PLC, 4.742%, 2021	760,000	839,688
LUKOIL International Finance B.V., 3.416%, 2018 (n)	571,000	566,718
LUKOIL International Finance B.V., 4.563%, 2023 (n)	784,000	723,240
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	401,000	421,050
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	100,000	90,750
Petro-Canada Financial Partnership, 5%, 2014	860,000	889,050

		$3,828,887
Financial Institutions - 1.5%
General Electric Capital Corp., 6%, 2019	$300,000	$354,427
General Electric Capital Corp., 5.5%, 2020	710,000	819,984
General Electric Capital Corp., 3.15%, 2022	813,000	797,018
General Electric Capital Corp., 3.1%, 2023	508,000	489,658
LeasePlan Corp. N.V., 3%, 2017 (n)	870,000	886,791
LeasePlan Corp. N.V., 2.5%, 2018 (n)	286,000	283,849
NYSE Euronext, 2%, 2017	714,000	724,885
TMK Capital S.A., 6.75%, 2020 (n)	414,000	396,438

		$4,753,050
Food & Beverages - 2.2%
BRF S.A., 3.95%, 2023 (n)	$994,000	$844,900
Conagra Foods, Inc., 3.2%, 2023	743,000	709,055
Embotelladora Andina S.A., 5%, 2023 (n)	200,000	201,270
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	101,000	101,363
Kraft Foods Group, Inc., 6.125%, 2018	720,000	843,869
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	263,000	291,102
Pernod Ricard S.A., 5.75%, 2021 (n)	594,000	670,229
SABMiller Holdings, Inc., 3.75%, 2022 (n)	904,000	925,487
Tyson Foods, Inc., 6.6%, 2016	560,000	624,660
Tyson Foods, Inc., 4.5%, 2022	448,000	466,987
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	343,000	345,749
Wm. Wrigley Jr. Co., 3.375%, 2020 (n)	1,051,000	1,066,021

		$7,090,692
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)	$1,092,000	$1,084,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 2021		$1,360,000	$1,484,794

Industrial - 0.2%
Johns Hopkins University, 5.25%, 2019		$587,000	$669,195

Insurance - 1.9%
American International Group, Inc., 3%, 2015		$20,000	$20,537
American International Group, Inc., 5.85%, 2018		881,000	1,013,570
American International Group, Inc., 3.375%, 2020		810,000	825,631
ING U.S., Inc., 2.9%, 2018		403,000	415,598
ING U.S., Inc., 5.7%, 2043		506,000	545,985
MetLife, Inc., 1.756%, 2017		223,000	223,630
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	437,110
Principal Financial Group, Inc., 8.875%, 2019		650,000	837,395
Prudential Financial, Inc., 6.2%, 2015		660,000	694,274
Unum Group, 7.125%, 2016		945,000	1,080,245

			$6,093,975
Insurance - Property & Casualty - 2.2%
Aon Corp., 3.5%, 2015		$760,000	$792,087
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,076,793
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	421,307
CNA Financial Corp., 5.875%, 2020		990,000	1,146,362
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		757,000	801,788
PartnerRe Ltd., 5.5%, 2020		583,000	642,104
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	949,900
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,167,544

			$6,997,885
International Market Quasi-Sovereign - 1.3%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	$1,294,637
Eksportfinans A.S.A., 5.5%, 2016		965,000	1,019,523
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		553,000	603,461
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		1,159,000	1,234,335

			$4,151,956
International Market Sovereign - 8.9%
Federal Republic of Germany, 4.25%, 2018	EUR	756,000	$1,188,572
Federal Republic of Germany, 6.25%, 2030	EUR	485,000	1,005,185
Government of Australia, 5.75%, 2021	AUD	693,000	686,292
Government of Canada, 4.5%, 2015	CAD	658,000	618,245
Government of Canada, 4.25%, 2018	CAD	533,000	534,718
Government of Canada, 3.25%, 2021	CAD	302,000	294,313
Government of Canada, 5.75%, 2033	CAD	119,000	153,228
Government of Japan, 1.8%, 2043	JPY	52,000,000	527,676
Government of Japan, 1.1%, 2020	JPY	191,000,000	1,963,238
Government of Japan, 2.1%, 2024	JPY	62,000,000	695,696
Government of Japan, 2.2%, 2027	JPY	148,300,000	1,692,655
Government of Japan, 2.4%, 2037	JPY	153,200,000	1,741,667
Kingdom of Belgium, 5.5%, 2017	EUR	977,000	1,548,959
Kingdom of Belgium, 4.25%, 2021	EUR	230,000	366,068
Kingdom of Denmark, 3%, 2021	DKK	1,532,000	311,484
Kingdom of Spain, 5.4%, 2023	EUR	242,000	371,818
Kingdom of Spain, 4.6%, 2019	EUR	1,417,000	2,124,548
Kingdom of Sweden, 5%, 2020	SEK	1,100,000	201,523

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of the Netherlands, 5.5%, 2028	EUR	354,000	$658,875
Republic of Austria, 4.65%, 2018	EUR	608,000	948,915
Republic of Finland, 3.875%, 2017	EUR	281,000	424,910
Republic of France, 6%, 2025	EUR	282,000	520,533
Republic of France, 4.75%, 2035	EUR	591,000	1,019,248
Republic of Iceland, 4.875%, 2016 (n)		$593,000	619,685
Republic of Iceland, 5.875%, 2022 (n)		113,000	118,311
Republic of Ireland, 4.5%, 2020	EUR	279,000	422,503
Republic of Ireland, 5.4%, 2025	EUR	170,000	268,448
Republic of Italy, 5.25%, 2017	EUR	2,230,000	3,348,128
Republic of Italy, 3.75%, 2021	EUR	1,482,000	2,089,514
Republic of Portugal, 4.45%, 2018	EUR	218,000	304,307
Republic of Portugal, 4.8%, 2020	EUR	110,000	151,719
United Kingdom Treasury, 8%, 2021	GBP	209,000	475,786
United Kingdom Treasury, 4.25%, 2036	GBP	435,000	807,829

			$28,204,596
Internet - 0.3%
Baidu, Inc., 3.25%, 2018		$588,000	$594,479
Baidu, Inc., 3.5%, 2022		367,000	336,353

			$930,832
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$823,477
State of Illinois (Build America Bonds), 6.725%, 2035		1,130,000	1,250,435

			$2,073,912
Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,196,347
Ferreycorp S.A.A., 4.875%, 2020 (n)		221,000	202,215

			$1,398,562
Major Banks - 8.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$913,000	$983,540
Bank of America Corp., 7.375%, 2014		460,000	468,719
Bank of America Corp., 6.5%, 2016		1,305,000	1,467,931
Bank of America Corp., 3.3%, 2023		1,554,000	1,490,362
Bank of America Corp., 4.125%, 2024		1,371,000	1,384,301
Barclays Bank PLC, 5.125%, 2020		770,000	868,146
BNP Paribas, 2.7%, 2018		950,000	966,431
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	637,500
BNP Paribas, FRN, 2.995%, 2014		164,000	167,624
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	855,524
Credit Suisse Group AG, 6.5%, 2023 (n)		1,160,000	1,232,500
DBS Bank Ltd., 2.35%, 2017 (n)		980,000	1,003,678
Goldman Sachs Group, Inc., 5.125%, 2015		450,000	468,449
Goldman Sachs Group, Inc., 5.75%, 2022		1,213,000	1,370,239
HSBC USA, Inc., 4.875%, 2020		930,000	1,004,473
ING Bank N.V., 3.75%, 2017 (n)		1,233,000	1,310,186
ING Bank N.V., 5.8%, 2023 (n)		1,344,000	1,406,944
JPMorgan Chase & Co., 2%, 2017		330,000	334,279
JPMorgan Chase & Co., 4.625%, 2021		870,000	943,538
Merrill Lynch & Co., Inc., 6.4%, 2017		400,000	462,793
Morgan Stanley, 6%, 2014		620,000	629,412
Morgan Stanley, 7.3%, 2019		250,000	305,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Morgan Stanley, 5.625%, 2019	$420,000	$479,855
Morgan Stanley, FRN, 1.488%, 2016	1,400,000	1,418,854
Royal Bank of Scotland PLC, 2.55%, 2015	471,000	481,739
Royal Bank of Scotland PLC, 6%, 2023	1,611,000	1,623,182
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	400,000	408,851
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	880,609
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	456,638

		$25,511,663
Medical & Health Technology & Services - 0.7%
Cardinal Health, Inc., 5.8%, 2016	$840,000	$943,808
McKesson Corp., 5.7%, 2017	370,000	412,221
Owens & Minor, Inc., 6.35%, 2016	710,000	773,349

		$2,129,378
Metals & Mining - 1.3%
Barrick Gold Corp., 4.1%, 2023	$1,360,000	$1,255,426
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	500,000	501,132
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020	810,000	799,464
Glencore Funding LLC, FRN, 1.394%, 2016 (n)	1,170,000	1,166,568
Vale Overseas Ltd., 4.375%, 2022	421,000	406,180

		$4,128,770
Mortgage-Backed - 0.7%
Fannie Mae, 5.5%, 2019 - 2036	$682,438	$742,334
Fannie Mae, 6.5%, 2031	59,428	67,779
Fannie Mae, 6%, 2034 (f)	586,493	649,099
Freddie Mac, 4.224%, 2020	818,658	887,868

		$2,347,080
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$1,015,000	$1,008,819

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$1,400,000	$1,405,572

Natural Gas - Pipeline - 1.9%
DCP Midstream LLC, 3.875%, 2023	$630,000	$601,003
Energy Transfer Partners LP, 3.6%, 2023	825,000	780,206
Energy Transfer Partners LP, 6.5%, 2042	779,000	853,017
Enterprise Products Partners LP, 6.3%, 2017	870,000	1,009,236
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,180,978
ONEOK Partners LP, 3.2%, 2018	510,000	530,267
Spectra Energy Capital LLC, 8%, 2019	679,000	824,525
Williams Cos., Inc., 3.7%, 2023	279,000	250,925

		$6,030,157
Network & Telecom - 1.8%
AT&T, Inc., 5.5%, 2018	$660,000	$750,404
Centurylink, Inc., 7.65%, 2042	810,000	722,925
France Telecom, 4.375%, 2014	640,000	650,394
Verizon Communications, Inc., 8.75%, 2018	448,000	577,307
Verizon Communications, Inc., 5.15%, 2023	2,697,000	2,932,089

		$5,633,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	$518,884	$529,262
Transocean, Inc., 2.5%, 2017	314,000	318,547
Transocean, Inc., 6%, 2018	670,000	755,559

		$1,603,368
Other Banks & Diversified Financials - 4.2%
Abbey National Treasury Services PLC, 3.05%, 2018	$345,000	$356,467
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	102,000	97,410
Bancolombia S.A., 5.95%, 2021	398,000	414,915
Bancolombia S.A., 5.125%, 2022	43,000	40,181
BBVA Banco Continental S.A., 5%, 2022 (n)	40,000	39,750
Citigroup, Inc., 6.375%, 2014	630,000	649,115
Citigroup, Inc., 6.01%, 2015	530,000	556,249
Citigroup, Inc., 8.5%, 2019	919,000	1,182,664
Groupe BPCE S.A., 5.7%, 2023 (n)	1,081,000	1,116,543
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	853,013
Intesa Sanpaolo S.p.A., 2.375%, 2017	420,000	419,698
Intesa Sanpaolo S.p.A., 3.875%, 2018	996,000	1,021,227
Intesa Sanpaolo S.p.A., FRN, 2.638%, 2014 (n)	590,000	590,645
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	645,000	751,232
Macquarie Bank Ltd., 5%, 2017 (n)	769,000	836,980
Macquarie Group Ltd., 6%, 2020 (n)	428,000	478,247
Rabobank Nederland N.V., 3.375%, 2017	525,000	560,108
Rabobank Nederland N.V., 3.95%, 2022	1,174,000	1,150,439
Santander Holdings USA, Inc., 4.625%, 2016	130,000	139,220
Santander Holdings USA, Inc., 3.45%, 2018	490,000	508,085
SunTrust Banks, Inc., 3.5%, 2017	622,000	659,716
Swedbank AB, 2.125%, 2017 (n)	615,000	621,596
U.S. Bancorp, 2.95%, 2022	416,000	396,579

		$13,440,079
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$671,000	$641,751

Pharmaceuticals - 0.8%
Celgene Corp., 3.95%, 2020	$890,000	$943,309
Hospira, Inc., 6.05%, 2017	490,000	544,604
Pfizer, Inc., 6.2%, 2019	860,000	1,027,406

		$2,515,319
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 2021	$730,000	$815,458

Printing & Publishing - 0.3%
Pearson Funding Five PLC, 3.25%, 2023 (n)	$561,000	$521,711
Pearson Funding Four PLC, 3.75%, 2022 (n)	437,000	428,885

		$950,596
Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 2044	$915,000	$815,636

Real Estate - 2.1%
AvalonBay Communities, Inc., REIT, 3.625%, 2020	$999,000	$1,025,353
Boston Properties LP, REIT, 3.7%, 2018	420,000	446,884
DDR Corp., REIT, 3.375%, 2023	1,263,000	1,173,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
HCP, Inc., REIT, 5.375%, 2021	$806,000	$893,724
Health Care REIT, Inc., 2.25%, 2018	312,000	313,259
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	229,154
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	1,971,211
WEA Finance LLC, 6.75%, 2019 (n)	590,000	705,578

		$6,758,971
Retailers - 1.3%
Dollar General Corp., 4.125%, 2017	$706,000	$761,799
Gap, Inc., 5.95%, 2021	1,118,000	1,250,274
Kohl’s Corp., 3.25%, 2023	997,000	933,402
Limited Brands, Inc., 5.25%, 2014	242,000	248,353
Macy’s, Inc., 7.875%, 2015	860,000	943,788

		$4,137,616
Supermarkets - 0.3%
Kroger Co., 3.85%, 2023	$1,090,000	$1,090,360

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$1,290,000	$1,304,291

Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 4.625%, 2015	$440,000	$459,004
American Tower Corp., REIT, 4.7%, 2022	732,000	762,235
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	961,811
Digicel Group Ltd., 6%, 2021 (n)	316,000	306,520
Millicom International Cellular S.A., 4.75%, 2020 (n)	205,000	194,238
MTS International Funding Ltd., 5%, 2023 (n)	201,000	184,920

		$2,868,728
Tobacco - 1.4%
Altria Group, Inc., 9.25%, 2019	$231,000	$307,099
Altria Group, Inc., 4%, 2024	401,000	400,405
Lorillard Tobacco Co., 8.125%, 2019	640,000	796,975
Lorillard Tobacco Co., 6.875%, 2020	480,000	564,566
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,206,021
Reynolds American, Inc., 4.75%, 2042	1,270,000	1,173,737

		$4,448,803
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 2018 (n)	$310,000	$276,675

Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 2017 (n)	$930,000	$1,078,484

U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$250,400

Utilities - Electric Power - 2.3%
CMS Energy Corp., 4.25%, 2015	$760,000	$799,613
CMS Energy Corp., 5.05%, 2022	608,000	673,312
EDP Finance B.V., 5.25%, 2021 (n)	286,000	291,363
Enel Finance International S.A., 6.25%, 2017 (n)	920,000	1,041,900
Exelon Generation Co. LLC, 5.2%, 2019	360,000	393,327
Exelon Generation Co. LLC, 4.25%, 2022	391,000	385,149

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Oncor Electric Delivery Co., 4.1%, 2022	$922,000	$955,817
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,210,000	1,276,701
Progress Energy, Inc., 3.15%, 2022	1,148,000	1,122,405
Waterford 3 Funding Corp., 8.09%, 2017	232,299	232,976

		$7,172,563
Total Bonds		$203,710,097

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$35,751

Underlying Affiliated Funds - 34.7%
MFS High Yield Pooled Portfolio (v)	11,183,787	$110,160,310

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,123,223	$1,123,223
Total Investments		$315,029,381

Other Assets, Less Liabilities - 0.7%		2,190,529
Net Assets - 100.0%		$317,219,910

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,233,958, representing 19.3% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.761%, 2040	3/01/06	$411,367	$220,055
Falcon Franchise Loan LLC, FRN, 8.774%, 2023	1/18/02	16,900	56,865
Falcon Franchise Loan LLC, FRN, 13.873%, 2025	1/29/03	19,463	87,632
Morgan Stanley Capital I, Inc., FRN, 1.485%, 2039	7/20/04	34,760	16,705
Petroleos Mexicanos, 4.875%, 2024	1/15/14	52,711	52,748
Republic of Romania, 4.875%, 2024	1/14/14	57,342	57,142
Total Restricted Securities			$491,147
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	792,198	4/11/14	$706,982	$690,265	$16,717
SELL	CAD	Merrill Lynch International Bank	1,872,628	4/11/14	1,718,953	1,678,788	40,165
SELL	DKK	UBS AG	1,701,041	4/11/14	311,201	307,657	3,544
SELL	EUR	Credit Suisse Group	821,517	4/11/14	1,122,965	1,108,011	14,954
SELL	EUR	Goldman Sachs International	343,963	4/11/14	466,855	463,916	2,939
SELL	EUR	JP Morgan Chase Bank, N.A.	821,517	4/11/14	1,122,956	1,108,010	14,946
BUY	JPY	Deutsche Bank AG	91,729,206	4/11/14	885,028	898,115	13,087
BUY	JPY	Goldman Sachs International	91,729,206	4/11/14	885,109	898,115	13,006
SELL	SEK	Goldman Sachs International	1,114,421	4/11/14	172,848	169,921	2,927

							$122,285

Liability Derivatives
BUY	GBP	Goldman Sachs International	130,692	4/11/14	$215,034	$214,738	$(296)
SELL	GBP	Credit Suisse Group	968,892	4/11/14	1,590,407	1,591,978	(1,571)

							$(1,867)

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	206	$25,904,500	March - 2014	$595

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	13	$1,736,719	March - 2014	$(38,436)

At January 31, 2014, the fund had liquid securities with an aggregate value of $417,342 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$35,751	$35,751
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	250,400	—	250,400
Non-U.S. Sovereign Debt	—	44,904,712	—	44,904,712
Municipal Bonds	—	1,008,819	—	1,008,819
U.S. Corporate Bonds	—	104,146,874	—	104,146,874
Residential Mortgage-Backed Securities	—	2,347,080	—	2,347,080
Commercial Mortgage-Backed Securities	—	2,286,973	—	2,286,973
Asset-Backed Securities (including CDOs)	—	1,808,700	—	1,808,700
Foreign Bonds	—	46,956,539	—	46,956,539
Mutual Funds	111,283,533	—	—	111,283,533
Total Investments	$111,283,533	$203,710,097	$35,751	$315,029,381

Other Financial Instruments
Futures Contracts	$(37,841)	$—	$—	$(37,841)
Forward Foreign Currency Exchange Contracts	—	120,418	—	120,418

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/13	$36,409
Change in unrealized appreciation (depreciation)	(658)
Balance as of 1/31/14	$35,751

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2014 is $(658).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$306,741,067
Gross unrealized appreciation	12,420,187
Gross unrealized depreciation	(4,131,873)
Net unrealized appreciation (depreciation)	$8,288,314

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	10,984,557	405,986	(206,756)	11,183,787
MFS Institutional Money Market Portfolio	4,120,342	10,406,781	(13,403,900)	1,123,223

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$236,106	$784,528	$1,888,391	$110,160,310
MFS Institutional Money Market Portfolio	—	—	544	1,123,223

	$236,106	$784,528	$1,888,935	$111,283,533

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	64.2%
United Kingdom	4.2%
France	3.2%
Italy	3.0%
Netherlands	2.8%
Canada	2.4%
Japan	2.1%
Russia	1.9%
Australia	1.6%
Other Countries	14.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.